UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
                  (as sponsor of the ACF Pension Plans)
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

File 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:
/s/ Robert J. Mitchell         New York, New York                       5/11/00
[Signature]                      [City, State]                           [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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



                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:                                38
                                                                       --

Form 13F Information Table Value Total:                                $ 83,468
                                                                        -------
                                                                     (thousands)


List of Other Included Managers:  None

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
                                                   FORM 13F INFORMATION TABLE
                                               AS OF MARCH 31, 2000 (SEC USE ONLY)
                 NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)
                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:              Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS             VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE                  AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V             (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)        (c)
                                                            Sole       str. V   Other              Sole       Shared     None

Arrow Electrs   Com        042735100   1,763      50,000    X                                       50,000
Inc.

AT&T Corp.      Com        001957109   8,447     150,000    X                                      150,000

Avnet Inc.      Com        053807103   1,575      25,000    X                                       25,000

BCE Inc.        Com        05534B109   2,509      20,000    X                                       20,000

Burlington      Com        12189T104     675      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     555      15,000    X                                       15,000
Resources Inc.

Canadian        Com        135923100   1,119      50,000    X                                       50,000
PAC Ltd.

Coca Cola       Com        191219104   1,941      90,000    X                                       90,000
Enterprises
Inc.

Cox             CLA        224044107   1,478      30,480    X                                       30,480
Communications,
Inc.

General         Com        369604103   7,781      50,000    X                                       50,000
Electric Co.

General Mtrs.   Com        370442105   2,070      25,000    X                                       25,000
Corp.

Int'l Business  Com        459200101   9,440      80,000    X                                       80,000
Machines

Kerr McGee      Com        492386107   1,733      30,000    X                                       30,000
Corp.

                COLUMN TOTAL          41,086






Koninklijke     Sponsored  500472204   1,576       9,200    X                                        9,200
Philips         ADR New
Electrs NV

Lockheed        Com        539830109   1,006      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107   9,340     160,000    X                                      160,000
Inc.

Lucent          Com        549463107   7,940     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     400      10,000    X                                       10,000
International
Inc.

Martin          Com        573284106   1,209      25,445    X                                       25,445
Marietta
Materials Inc.

Morgan, J P     Com        616880100   3,294      25,000    X                                       25,000
& Co. Inc.

Murphy Oil      Com        626717102     713      12,375    X                                       12,375
Corp.

NCR Corp. New   Com        62886E108     251       6,250    X                                        6,250

Occidental      Com        674599105     415      20,000    X                                       20,000
Pete Corp.

Pfizer Inc.     Com        717081103   6,581     180,000    X                                      180,000
               $0.10 PV

Tenneco

Automotive,     Com        880349105   2,000          16    X                                           16
Inc

Times Mirror    Com        887364107   1,200      12,911    X                                       12,911
Co.             Ser A

Unisys Corp.    Com        909214108   1,799      70,000    X                                       70,000

United          Com        913017109   1,264      20,000    X                                       20,000
Technologies
Corp.

USX-U S STL     Com        90337T101     293      11,731    X                                       11,731
Group

XTRA Corp.      Com        984138107   1,330      35,000    X                                       35,000

                COLUMN TOTAL          40,611







BG              PLC ADR    055434203     369      12,548    X                                       12,548
                Final
                Installment

British Awys    PLC        110419306     215       4,000    X                                        4,000
                ADR
                2nd
                Installment

Imperial        PLC        452704505     242       7,500    X                                        7,500
Chemical        ADR
Industries

Delphi          Com        247126105     280      17,473    X                                       17,473
Automotive
Sys. Corp.

Pactiv

Corporation     Com        695257105      87      10,000    X                                       10,000

Emerging Mkts.  Com        290887108     274      15,000    X                                       15,000
Tele-
communications

United States   Com        912134103       2     194,000    X                                      194,000
Leather

Centrica        PLC        152990115     302      80,000    X                                       80,000
                ORD
                SHS

                COLUMN TOTAL           1,771

                TOTAL                 83,468

